Schedule of Investments (unaudited)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.2%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(a)(b)	$315	$286,940
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	260	211,562
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	235	200,145
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	110	28,345
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	115	98,971
4.63%, 03/15/30 (Call 03/15/25)(a)	140	120,288
5.00%, 08/15/27 (Call 08/15/23)(a)(b)	155	143,479
6.25%, 06/15/25 (Call 06/15/23)(a)	110	110,725
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	285	249,845
		1,450,300
Aerospace & Defense — 3.6%
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	190	165,802
5.13%, 10/01/24 (Call 07/01/24)	280	278,967
5.90%, 02/01/27	150	152,587
5.95%, 02/01/37	150	151,281
6.88%, 05/01/25 (Call 04/01/25)	140	144,092
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	165	140,037
7.50%, 04/15/25 (Call 04/15/23)(a)	285	285,943
9.38%, 11/30/29 (Call 11/30/25)(a)	235	255,226
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	230	207,623
4.88%, 05/01/29 (Call 05/01/24)	140	126,616
5.50%, 11/15/27 (Call 11/15/23)	535	510,914
6.25%, 03/15/26 (Call 03/15/23)(a)	855	854,684
6.38%, 06/15/26 (Call 06/15/23)	175	172,818
7.50%, 03/15/27 (Call 03/15/23)	115	115,880
8.00%, 12/15/25 (Call 04/08/23)(a)	205	209,223
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	100	99,137
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/03/23)(a)	125	120,830
7.75%, 08/15/25 (Call 08/15/23)(b)	130	110,598
8.88%, 06/01/24 (Call 02/01/23)(a)	135	137,573
		4,239,831
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/23)(a)	125	121,892
6.00%, 06/15/30 (Call 06/15/25)(a)	247	245,822
		367,714
Airlines — 3.3%
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	135	132,166
American Airlines Group Inc., 3.75%, 03/01/25(a)	125	116,858
American Airlines Inc., 11.75%, 07/15/25(a)	600	668,208
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	850	833,595
5.75%, 04/20/29(a)(b)	725	701,858
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	305	291,516
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	265	270,667
Security	Par (000)	Value

Airlines (continued)
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	$470	$446,462
4.63%, 04/15/29 (Call 10/15/25)(a)	495	451,653
		3,912,983
Apparel — 0.7%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	230	226,145
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	220	205,702
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)(b)	114	98,479
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	145	132,344
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/23)(a)(b)	110	107,329
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	125	100,423
		870,422
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	275	269,948
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	85	74,795
		344,743
Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/23)(a)(b)	200	189,782
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)	150	123,750
6.50%, 04/01/27 (Call 04/01/23)	130	119,912
6.88%, 07/01/28 (Call 07/01/23)(b)	85	77,406
Cooper-Standard Automotive Inc.
5.63%, 05/15/27	110	52,804
13.50%, 03/31/27	160	165,481
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/23)(a)	95	94,461
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	95	80,551
5.38%, 11/15/27 (Call 11/15/23)	110	104,972
5.63%, 06/15/28 (Call 06/15/23)	110	103,950
		1,113,069
Banks — 0.2%
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	250	271,695

Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	190	166,005

Biotechnology — 0.2%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	100	43,438
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	190	165,201
		208,639
Building Materials — 1.5%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	95	85,643
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	305	262,452
5.00%, 03/01/30 (Call 03/01/25)(a)	145	135,329
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	165	161,585
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(a)	170	159,834
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	90	67,324
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	260	246,173
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(a)	100	95,555

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 03/03/23)(a)	$115	$101,767
4.88%, 12/15/27 (Call 12/15/23)(a)(b)	90	73,447
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	130	121,926
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(a)	140	120,781
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	165	155,009
		1,786,825
Chemicals — 1.7%
Avient Corp.
5.75%, 05/15/25 (Call 05/15/23)(a)	170	168,536
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	160	161,880
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	175	150,462
Axalta Coating Systems LLC/Axalta Coating Systems Dutch
Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	125	118,090
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(a)(b)	110	92,423
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	205	181,290
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	125	109,970
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	180	172,066
5.25%, 12/15/29 (Call 09/15/29)	175	161,717
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/23)(a)	150	141,405
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	109	101,656
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)(b)	100	72,217
5.38%, 09/01/25 (Call 09/01/23)(a)(b)	125	109,421
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	280	239,400
		1,980,533
Commercial Services — 7.3%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	235	209,223
4.88%, 07/15/32(a)	185	165,403
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/23)(a)(b)	115	106,672
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	190	164,551
6.75%, 02/15/27 (Call 02/15/23)(a)	150	147,054
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	135	123,524
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	145	128,212
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	145	129,718
5.75%, 07/15/27 (Call 07/15/23)(a)	85	79,938
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	260	236,382
3.50%, 06/01/31 (Call 03/01/31)	235	197,170
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/23)(a)	168	157,589
5.50%, 07/15/25 (Call 06/18/23)(a)	95	93,830
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	90	74,026
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/23)(a)(b)	150	104,922
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	110	94,195
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	146	131,076
3.75%, 10/01/30 (Call 10/01/25)(a)	195	172,752
4.50%, 07/01/28 (Call 07/01/23)(a)	200	190,154
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(a)	95	93,907
Security	Par (000)	Value

Commercial Services (continued)
Grand Canyon University
4.13%, 10/01/24	$142	$134,991
5.13%, 10/01/28 (Call 08/01/28)	90	85,308
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	143	127,952
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(a)	305	292,138
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	135	119,946
5.00%, 12/01/29 (Call 12/01/24)(a)	235	192,061
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/23)(a)(b)	100	94,029
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	100	101,769
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(a)	129	129,548
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	250	222,425
5.25%, 04/15/24(a)	180	178,510
5.75%, 04/15/26(a)	345	339,770
6.25%, 01/15/28 (Call 01/15/24)(a)(b)	305	289,228
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/03/23)(a)	125	124,073
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 03/03/23)(a)	225	222,331
9.25%, 04/15/25 (Call 03/16/25)(a)	195	199,152
11.25%, 12/15/27 (Call 06/15/25)(a)	125	132,494
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	210	177,316
4.00%, 05/15/31 (Call 05/15/26)	195	170,738
4.63%, 12/15/27 (Call 12/15/23)	125	119,448
5.13%, 06/01/29 (Call 06/01/24)	185	177,757
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.,
4.63%, 11/01/26 (Call 11/01/23)(a)	100	94,700
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/23)(a)	200	193,396
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	140	117,278
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	180	155,642
3.88%, 11/15/27 (Call 03/03/23)	225	213,655
3.88%, 02/15/31 (Call 08/15/25)	275	243,463
4.00%, 07/15/30 (Call 07/15/25)	175	157,498
4.88%, 01/15/28 (Call 01/15/24)(b)	405	392,348
5.25%, 01/15/30 (Call 01/15/25)	190	183,886
5.50%, 05/15/27 (Call 05/15/23)(b)	110	109,329
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	136	126,046
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	115	61,726
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	150	131,176
		8,611,425
Computers — 2.0%
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	480	396,931
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(b)	185	159,020
Diebold Nixdorf Inc.
8.50%, 10/15/26(b)	127	65,703
9.38%, 07/15/25 (Call 02/16/23)(a)(b)	195	128,324
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 03/03/23)(a)	347	42,233
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)	160	142,322
5.13%, 04/15/29 (Call 04/15/24)(a)	300	261,027
5.25%, 10/01/30 (Call 10/01/25)(a)	95	82,489
5.75%, 09/01/27 (Call 09/01/23)(a)	130	126,820
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	120	118,841
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	140	124,387

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.75%, 01/01/25	$120	$117,790
4.88%, 03/01/24 (Call 01/01/24)	100	98,977
4.88%, 06/01/27 (Call 03/01/27)	125	121,274
5.75%, 12/01/34 (Call 06/01/34)	115	105,512
9.63%, 12/01/32	177	199,808
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	115	87,182
		2,378,640
Cosmetics & Personal Care — 0.6%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	225	215,534
6.50%, 04/15/26 (Call 04/15/23)(a)(b)	125	123,250
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	110	100,390
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	120	104,557
5.50%, 06/01/28 (Call 06/01/23)(a)	190	179,693
		723,424
Distribution & Wholesale — 0.2%
IAA Inc., 5.50%, 06/15/27 (Call 06/15/23)(a)(b)	125	125,429
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/23)(a)(b)	115	111,657
		237,086
Diversified Financial Services — 5.2%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	260	258,063
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)	90	80,438
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	250	161,240
3.63%, 10/01/31 (Call 10/01/26)(a)	250	145,285
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/23)(a)(b)	100	93,763
6.63%, 03/15/26 (Call 03/15/23)(b)	110	100,646
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/23), (7.25% PIK)(a)(c)	459	420,825
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/23)(a)	125	119,793
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	230	205,829
4.38%, 05/15/31 (Call 05/15/26)(a)	95	83,242
4.63%, 11/15/27 (Call 11/15/23)(a)(b)	95	90,403
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	145	117,466
5.50%, 08/15/28 (Call 08/15/23)(a)	213	186,081
5.75%, 11/15/31 (Call 11/15/26)(a)	145	117,608
6.00%, 01/15/27 (Call 01/15/24)(a)	160	148,731
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	180	157,226
3.88%, 09/15/28 (Call 09/15/24)	160	134,701
4.00%, 09/15/30 (Call 09/15/25)	205	163,395
5.38%, 11/15/29 (Call 05/15/29)(b)	180	157,559
6.13%, 03/15/24 (Call 09/15/23)(b)	330	327,317
6.63%, 01/15/28 (Call 07/15/27)(b)	200	194,666
6.88%, 03/15/25	295	294,035
7.13%, 03/15/26	385	382,890
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	165	135,610
5.38%, 10/15/25 (Call 10/15/23)(a)	160	149,234
5.75%, 09/15/31 (Call 09/15/26)(a)	120	101,038
PRA Group Inc., 8.38%, 02/01/28	100	100,528
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc. 2.88%, 10/15/26 (Call 10/15/23)(a)	275	245,300
Security	Par (000)	Value

Diversified Financial Services (continued)
3.63%, 03/01/29 (Call 03/09/23)(a)	$180	$151,882
3.88%, 03/01/31 (Call 03/01/26)(a)	315	256,546
4.00%, 10/15/33 (Call 10/15/27)(a)	210	166,496
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	125	110,373
4.20%, 10/29/25 (Call 09/29/25)	120	112,382
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/23)(a)	200	187,544
5.50%, 04/15/29 (Call 03/30/24)(a)	175	150,511
5.75%, 06/15/27 (Call 06/15/24)(a)	125	112,248
		6,120,894
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	195	169,030
4.75%, 06/15/28 (Call 07/01/23)(a)	145	129,775
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(a)	360	365,728
7.25%, 06/15/28 (Call 06/15/23)(a)	320	329,123
		993,656
Electronics — 1.1%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	85	74,719
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	255	233,144
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(a)	250	224,388
5.00%, 10/01/25(a)	160	158,207
5.63%, 11/01/24(a)	100	100,335
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	125	122,646
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	175	149,387
4.38%, 02/15/30 (Call 11/15/29)(a)	105	95,054
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	140	122,311
		1,280,191
Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%,
01/15/26 (Call 11/15/23)(a)(b)	125	117,059
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)	115	103,506
		220,565
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	255	250,535
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	95	84,831
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	150	111,339
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	120	107,324
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)	115	98,158
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	120	101,791
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/23)(a)	125	111,348
		865,326
Entertainment — 2.2%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)	235	137,971
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(c)	350	176,277
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	119	109,476
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/23)(b)	120	116,122
5.50%, 05/01/25 (Call 05/01/23)(a)	265	263,171
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	185	151,709
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	115	103,354

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(a)(b)	$245	$159,130
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	95	90,558
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/23)(a)(b)	100	90,402
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	100	92,179
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)	175	158,855
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/03/23)(a)(b)	245	239,764
5.50%, 04/15/27 (Call 04/15/23)(a)(b)	110	103,821
Vail Resorts Inc., 6.25%, 05/15/25 (Call 03/03/23)(a)	150	150,833
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	200	165,608
3.75%, 12/01/29 (Call 12/01/24)(a)	150	131,369
3.88%, 07/15/30 (Call 07/15/25)(a)	120	105,743
		2,546,342
Environmental Control — 0.3%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(a)	129	124,439
6.38%, 02/01/31 (Call 02/01/26)(a)	15	15,280
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	195	170,414
5.00%, 09/01/30 (Call 09/01/25)	100	85,359
		395,492
Food — 2.4%
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/23)(b)	220	200,816
5.25%, 09/15/27 (Call 03/01/23)(b)	134	108,320
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	225	202,833
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	165	147,657
4.88%, 05/15/28 (Call 11/15/27)(a)	130	125,762
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	320	275,994
4.63%, 04/15/30 (Call 04/15/25)(a)	365	321,211
5.50%, 12/15/29 (Call 12/15/24)(a)	315	292,270
5.63%, 01/15/28 (Call 12/01/23)(a)(b)	232	224,098
5.75%, 03/01/27 (Call 03/01/23)(a)	118	116,353
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	135	114,103
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	115	103,540
4.75%, 02/15/29 (Call 02/15/24)(a)	220	201,621
6.25%, 04/15/25 (Call 04/15/23)(a)	260	260,338
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	113	109,106
		2,804,022
Food Service — 0.7%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/23)(a)	165	162,609
5.00%, 02/01/28 (Call 02/01/23)(a)	275	259,441
6.38%, 05/01/25 (Call 05/01/23)(a)	375	374,970
		797,020
Forest Products & Paper — 0.4%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	150	138,209
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	115	80,579
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	210	179,686
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(a)(b)	125	119,750
		518,224
Security	Par (000)	Value

Health Care - Products — 1.0%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	$195	$172,421
4.63%, 07/15/28 (Call 07/15/23)(a)	380	358,146
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	110	90,586
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)	235	206,922
4.63%, 02/01/28 (Call 02/01/23)(a)	110	105,267
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	115	106,227
4.63%, 11/15/27 (Call 11/15/23)	135	128,975
		1,168,544
Health Care - Services — 3.2%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	105	98,213
5.50%, 07/01/28 (Call 07/01/23)(a)	115	110,732
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	130	107,869
3.50%, 04/01/30 (Call 04/01/25)(a)(b)	155	128,064
5.00%, 07/15/27 (Call 07/15/23)(a)	120	113,988
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	120	107,113
4.00%, 03/15/31 (Call 03/15/26)(a)	135	119,366
4.25%, 05/01/28 (Call 05/01/23)(a)	114	105,642
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	360	279,860
4.63%, 06/01/30 (Call 06/01/25)(a)	675	568,667
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	200	186,740
4.63%, 04/01/31 (Call 03/30/26)	110	97,147
4.75%, 02/01/30 (Call 02/01/25)(b)	195	178,725
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/23)(a)	250	243,675
5.00%, 05/15/27 (Call 05/15/23)(a)	275	267,352
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/23)(a)	115	111,289
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	155	133,387
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	190	159,372
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	200	185,024
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)(b)	110	97,317
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(a)	310	302,737
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	150	121,332
		3,823,611
Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	260	234,117

Home Builders — 0.8%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	120	100,970
6.75%, 06/01/27 (Call 06/01/23)(b)	135	133,626
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	105	93,029
6.00%, 06/01/25 (Call 03/01/25)(b)	111	111,513
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	140	127,974
5.75%, 01/15/28 (Call 10/15/27)(a)	106	102,862
5.88%, 06/15/27 (Call 03/15/27)(a)	115	113,119
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)(b)	135	112,232

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	$105	$104,773
		1,000,098
Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	185	152,618
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	205	179,053
		331,671
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	135	116,779
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	135	108,872
5.75%, 07/15/25 (Call 07/15/23)(b)	107	106,194
		331,845
Housewares — 0.9%
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	495	470,205
4.88%, 06/01/25 (Call 05/01/25)	115	112,368
5.63%, 04/01/36 (Call 10/01/35)	113	100,622
5.75%, 04/01/46 (Call 10/01/45)	155	129,059
6.38%, 09/15/27 (Call 06/15/27)(b)	120	120,648
6.63%, 09/15/29 (Call 06/15/29)(b)	110	111,515
		1,044,417
Insurance — 0.7%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28),
(3 mo. LIBOR US + 4.135%)(d)	95	95,307
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27)(d)	125	103,091
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 12/15/26)(a)(d)	135	115,409
4.30%, 02/01/61 (Call 02/03/26)(a)	205	134,144
7.80%, 03/07/87(a)	95	105,496
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	155	146,058
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	85	85,961
		785,466
Internet — 3.8%
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)	125	106,795
5.63%, 09/15/28 (Call 09/15/23)(a)	100	76,649
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)(b)	90	83,526
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	135	125,090
7.00%, 06/15/27 (Call 06/15/24)(a)	104	103,043
Gen Digital Inc., 5.00%, 04/15/25 (Call 02/13/23)(a)	275	269,643
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	200	173,002
5.25%, 12/01/27 (Call 06/01/23)(a)(b)	140	135,610
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(a)	110	88,304
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	125	121,110
4.38%, 11/15/26	200	198,802
4.88%, 04/15/28	400	399,660
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	235	232,582
5.38%, 11/15/29(a)	225	227,900
5.75%, 03/01/24(b)	50	50,536
5.88%, 02/15/25	200	203,446
5.88%, 11/15/28	470	489,340
6.38%, 05/15/29	200	214,472
Security	Par (000)	Value

Internet (continued)
NortonLifeLock Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)	$220	$223,082
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	140	142,090
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(d)(e)	200	176,000
6.25%, (Call 04/22/31)(a)(d)(e)	250	202,892
10.25%, 11/30/24(a)(b)	150	152,316
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/23)(a)	135	135,614
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	125	110,659
		4,442,163
Iron & Steel — 0.8%
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)(b)	110	108,397
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 06/01/23)	135	132,728
6.75%, 03/15/26 (Call 03/15/23)(a)	200	203,084
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	145	148,944
8.13%, 05/01/27 (Call 05/01/23)(a)	175	176,458
8.50%, 05/01/30 (Call 05/01/25)(a)	150	155,364
		924,975
Leisure Time — 2.7%
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/23)(a)	150	140,814
5.88%, 03/15/26 (Call 12/15/25)(a)	350	302,739
5.88%, 02/15/27 (Call 02/15/24)(a)	250	232,775
7.75%, 02/15/29 (Call 11/15/28)(a)	150	128,879
8.38%, 02/01/28 (Call 02/01/25)(a)	75	76,251
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	125	101,588
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	115	90,664
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	160	138,765
5.38%, 07/15/27 (Call 10/15/26)(a)	247	214,613
5.50%, 08/31/26 (Call 02/28/26)(a)	240	214,694
5.50%, 04/01/28 (Call 09/29/27)(a)	360	309,694
8.25%, 01/15/29 (Call 04/01/25)(a)(b)	250	261,183
9.25%, 01/15/29 (Call 04/01/25)(a)	250	264,232
11.50%, 06/01/25 (Call 06/01/23)(a)	330	354,077
11.63%, 08/15/27 (Call 08/15/24)(a)(b)	315	334,372
		3,165,340
Lodging — 2.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	360	301,147
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	195	173,279
4.00%, 05/01/31 (Call 05/01/26)(a)	275	238,703
4.88%, 01/15/30 (Call 01/15/25)(b)	247	232,691
5.38%, 05/01/25 (Call 05/01/23)(a)	130	129,450
5.75%, 05/01/28 (Call 05/01/23)(a)	105	104,116
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	120	104,012
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	210	187,730
Hilton Worldwide Finance LLC/Hilton Worldwide Finance
Corp., 4.88%, 04/01/27 (Call 04/01/23)	150	145,337
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)	120	104,671
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	250	203,067
6.50%, 01/15/28 (Call 07/15/23)(a)	225	203,395

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	$165	$142,416
6.00%, 04/01/27 (Call 01/01/27)	95	93,164
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	160	158,826
		2,522,004
Machinery — 1.1%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)	350	357,532
9.50%, 01/01/31	145	151,332
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	101	90,180
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)(b)	110	90,973
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	100	101,479
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	145	135,363
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	210	182,675
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	200	178,986
		1,288,520
Manufacturing — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/24)(a)(b)	150	147,771
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/23)	100	100,505
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	112	108,282
		356,558
Media — 11.4%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	155	128,199
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	175	136,782
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	450	365,647
4.75%, 03/01/30 (Call 09/01/24)(a)	525	459,091
4.75%, 02/01/32 (Call 02/01/27)(a)	425	361,148
5.13%, 05/01/27 (Call 05/01/23)(a)	375	357,341
6.38%, 09/01/29 (Call 09/01/25)(a)	550	530,651
7.38%, 03/01/31	175	174,774
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	200	139,504
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	225	165,175
4.50%, 11/15/31 (Call 11/15/26)(a)	300	221,025
4.63%, 12/01/30 (Call 12/01/25)(a)	450	266,117
5.00%, 11/15/31 (Call 11/15/26)(a)	100	59,791
5.25%, 06/01/24(b)	140	137,158
5.38%, 02/01/28 (Call 02/01/23)(a)	200	168,008
5.50%, 04/15/27 (Call 04/15/23)(a)(b)	275	242,099
5.75%, 01/15/30 (Call 01/15/25)(a)	450	283,775
6.50%, 02/01/29 (Call 02/01/24)(a)	525	454,771
7.50%, 04/01/28 (Call 04/01/23)(a)	225	164,372
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/23)(a)	800	58,312
6.63%, 08/15/27 (Call 08/15/23)(a)	120	2,442
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	165	144,966
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	330	253,796
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	195	145,620
5.88%, 07/15/26 (Call 07/15/23)(a)	165	151,277
7.00%, 05/15/27 (Call 05/15/23)(a)(b)	175	159,038
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/24)(a)(b)	130	111,228
5.25%, 08/15/27 (Call 08/15/23)(a)	180	161,377
6.38%, 05/01/26 (Call 05/01/23)	180	172,595
8.38%, 05/01/27 (Call 05/01/23)(b)	315	282,394
Liberty Interactive LLC, 8.25%, 02/01/30	125	58,379
Security	Par (000)	Value

Media (continued)
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	$220	$193,796
8.00%, 08/01/29 (Call 08/01/24)(a)	175	150,050
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	250	225,085
5.63%, 07/15/27 (Call 07/15/23)(a)	440	419,179
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	135	113,250
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	115	92,762
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(a)(b)	100	89,318
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	175	139,134
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	115	91,706
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)	245	220,882
3.88%, 09/01/31 (Call 09/01/26)(a)	360	296,201
4.00%, 07/15/28 (Call 07/15/24)(a)	495	440,020
4.13%, 07/01/30 (Call 07/01/25)(a)	356	305,081
5.00%, 08/01/27 (Call 08/01/23)(a)	360	340,682
5.50%, 07/01/29 (Call 07/01/24)(a)	315	295,350
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	260	244,184
4.75%, 03/15/26 (Call 03/15/23)(a)	120	116,579
5.00%, 09/15/29 (Call 09/15/24)	260	244,852
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 02/13/23)(a)	400	371,608
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)	260	223,655
5.13%, 02/15/25 (Call 02/15/23)(a)	355	345,912
6.63%, 06/01/27 (Call 06/01/23)(a)	360	352,710
7.38%, 06/30/30 (Call 06/30/25)(a)	220	215,668
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	275	241,863
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	115	100,463
5.13%, 04/15/27 (Call 04/15/23)(a)	145	139,816
5.38%, 06/15/24 (Call 03/15/24)(a)	150	149,427
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	375	321,131
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	125	103,293
6.00%, 01/15/27 (Call 01/15/24)(a)(b)	150	141,954
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	250	218,088
		13,460,551
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30 (Call 07/15/25)(a)	135	134,108

Mining — 1.6%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/23)(a)	120	117,781
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	125	106,826
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)	360	316,001
4.50%, 09/15/27 (Call 06/15/27)(a)	140	133,174
5.13%, 05/15/24 (Call 02/15/24)(a)	180	178,360
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	170	165,769
6.13%, 04/15/32 (Call 01/15/32)(a)	195	190,139
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	110	109,843
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	135	114,246
4.63%, 03/01/28 (Call 03/01/23)(a)	140	127,898

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	$90	$84,029
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/23)(a)(b)	125	123,375
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	95	90,032
		1,857,473
Office & Business Equipment — 0.3%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	90	75,594
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	180	168,307
5.50%, 08/15/28 (Call 07/15/28)(a)	190	162,007
		405,908
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	105	93,648

Packaging & Containers — 2.5%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	305	250,612
3.13%, 09/15/31 (Call 06/15/31)	210	172,124
4.88%, 03/15/26 (Call 12/15/25)	185	182,284
5.25%, 07/01/25	235	233,757
6.88%, 03/15/28 (Call 11/15/24)	195	201,275
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(b)	125	122,881
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/24)(a)(b)	100	93,178
Graphic Packaging International LLC
3.50%, 03/15/28(a)	130	116,879
3.75%, 02/01/30 (Call 08/01/29)(a)	90	78,543
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	105	94,351
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)	140	137,631
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	100	92,481
5.00%, 04/15/29 (Call 04/15/25)(a)	105	99,555
5.13%, 12/01/24 (Call 09/01/24)(a)	110	109,584
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	85	84,576
6.13%, 02/01/28 (Call 02/01/24)(a)	200	201,864
6.88%, 07/15/33(a)	125	130,003
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)	130	121,501
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	90	80,103
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/23)(a)	250	240,197
8.50%, 08/15/27 (Call 08/15/23)(a)(b)	175	168,436
		3,011,815
Pharmaceuticals — 2.7%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	135	120,029
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)	110	95,706
5.13%, 03/01/30 (Call 03/01/25)(a)	145	129,163
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)(b)	175	171,915
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 03/03/23)(a)	145	136,709
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%,
06/01/29 (Call 06/01/24)(a)	145	106,041
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/23)(a)	175	178,668
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	360	328,878
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)	135	117,096
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	500	453,725
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	500	450,150
Security	Par (000)	Value

Pharmaceuticals (continued)
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	$115	$93,746
6.63%, 04/01/30 (Call 04/01/25)(a)	140	123,913
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	175	166,085
4.40%, 06/15/30 (Call 03/15/30)	200	175,528
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)	125	114,381
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	140	118,777
5.13%, 01/15/28 (Call 01/15/24)(a)	110	105,564
		3,186,074
Real Estate — 1.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/23)(a)(b)	175	169,046
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	160	138,066
4.38%, 02/01/31 (Call 02/01/26)(a)	150	124,870
5.38%, 08/01/28 (Call 08/01/23)(a)	180	166,900
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	155	130,194
4.75%, 02/01/30 (Call 09/01/24)	150	123,125
5.00%, 03/01/31 (Call 03/01/26)	140	114,367
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)	250	187,487
5.75%, 01/15/29 (Call 01/15/24)(a)	220	172,590
		1,326,645
Real Estate Investment Trusts — 5.7%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	114	93,338
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)	100	88,236
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	190	167,259
5.75%, 05/15/26 (Call 05/15/23)(a)	235	221,586
CTR Partnership LP/CareTrust Capital Corp., 3.88%,
06/30/28 (Call 03/30/28)(a)	110	98,430
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	250	221,945
6.00%, 04/15/25 (Call 04/15/23)(a)(b)	105	102,672
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	274	234,892
4.88%, 09/15/27 (Call 09/15/23)(a)	240	226,469
4.88%, 09/15/29 (Call 09/15/24)(a)	245	221,448
5.00%, 07/15/28 (Call 07/15/23)(a)	120	111,020
5.25%, 03/15/28 (Call 12/27/23)(a)	200	190,144
5.25%, 07/15/30 (Call 07/15/25)(a)	330	298,670
5.63%, 07/15/32 (Call 07/15/26)(a)	145	130,863
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	180	156,220
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	145	143,949
4.75%, 10/01/24 (Call 07/01/24)	180	179,107
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	330	232,505
4.63%, 08/01/29 (Call 08/01/24)(b)	220	171,096
5.00%, 10/15/27 (Call 09/07/23)(b)	335	283,269
5.25%, 08/01/26 (Call 08/01/23)(b)	110	100,416
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	205	178,237

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.88%, 10/01/28 (Call 10/01/23)(a)	$175	$161,915
7.50%, 06/01/25 (Call 06/01/23)(a)	155	157,167
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	145	129,147
4.75%, 10/15/27 (Call 10/15/23)	191	179,236
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	360	305,147
3.88%, 02/15/27 (Call 02/15/23)	385	355,655
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	110	98,725
3.75%, 12/31/24 (Call 09/30/24)(a)	95	90,260
4.38%, 01/15/27 (Call 07/15/26)(a)	135	121,442
4.75%, 03/15/25 (Call 09/15/24)	110	106,432
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)(b)	180	119,444
7.88%, 02/15/25 (Call 02/15/23)(a)	540	532,824
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	130	106,575
6.50%, 02/15/29 (Call 02/15/24)(a)	265	183,274
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	135	119,838
6.38%, 08/15/25 (Call 08/15/23)(a)	120	118,819
		6,737,671
Retail — 6.1%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	190	166,710
3.88%, 01/15/28 (Call 09/15/23)(a)	385	351,890
4.00%, 10/15/30 (Call 10/15/25)(a)	695	591,383
4.38%, 01/15/28 (Call 11/15/23)(a)	180	166,138
5.75%, 04/15/25 (Call 04/15/23)(a)	105	104,956
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	110	100,154
4.63%, 11/15/29 (Call 11/15/24)(a)	195	172,294
4.75%, 03/01/30 (Call 03/01/25)	95	83,563
5.00%, 02/15/32 (Call 11/15/26)(a)	145	125,244
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	180	8,278
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)	205	91,198
5.50%, 04/15/27 (Call 04/15/24)(a)	165	74,255
5.63%, 10/01/25 (Call 10/01/23)(a)	135	67,536
5.88%, 10/01/28 (Call 10/01/23)(a)	165	71,848
10.25%, 05/01/30 (Call 05/01/27)(a)	895	478,995
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/23)(a)	119	121,004
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	90	76,020
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	190	145,979
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	180	134,737
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	180	158,110
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 06/01/23)(a)	180	175,655
Kohl’s Corp.
3.63%, 05/01/31 (Call 02/01/31)	125	92,686
5.55%, 07/17/45 (Call 01/17/45)	100	66,121
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	195	165,781
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	125	106,449
4.63%, 12/15/27 (Call 12/15/23)(a)(b)	100	93,032
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	140	130,476
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	95	86,783
Security	Par (000)	Value

Retail (continued)
6.13%, 03/15/32 (Call 03/15/27)(a)	$110	$98,560
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	215	180,232
7.88%, 05/01/29 (Call 04/01/24)(a)	305	231,690
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	110	82,646
4.38%, 04/01/30 (Call 01/01/30)	110	88,310
5.00%, 01/15/44 (Call 07/15/43)(b)	250	167,870
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/23)	150	142,100
3.75%, 06/15/29 (Call 06/15/24)	125	106,195
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	125	80,209
4.45%, 02/15/25 (Call 11/15/24)(b)	125	106,580
4.75%, 02/15/27 (Call 11/15/26)	150	113,715
4.85%, 04/01/24	150	143,546
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(a)	124	81,784
8.00%, 11/15/26 (Call 01/15/24)(a)	235	130,996
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/23)	160	158,398
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	150	124,758
4.88%, 11/15/31 (Call 11/15/26)(a)	135	107,591
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	260	223,215
4.63%, 01/31/32 (Call 10/01/26)	270	245,943
4.75%, 01/15/30 (Call 10/15/29)(a)	190	178,106
5.38%, 04/01/32 (Call 04/01/27)(b)	235	222,627
		7,222,346
Semiconductors — 0.6%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/23)(a)(b)	125	120,628
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(a)(b)	205	196,917
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	110	94,161
4.38%, 04/15/28 (Call 04/15/23)(a)	80	72,409
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	190	173,253
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	90	78,164
		735,532
Software — 2.9%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(a)	90	89,148
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	255	75,383
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	260	231,345
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/23)(a)	175	166,492
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	180	179,620
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	230	205,353
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	225	197,865
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)(b)	115	107,711
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	105	93,645
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)(b)	135	115,663
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/23)(a)	220	204,351
5.25%, 05/15/26 (Call 02/15/26)(a)	100	99,277
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	120	101,974

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	$230	$199,904
3.88%, 12/01/29 (Call 12/01/24)(a)	205	170,636
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)	225	189,122
4.13%, 12/01/31 (Call 12/01/26)(a)	147	119,490
PTC Inc.
3.63%, 02/15/25 (Call 02/15/23)(a)	134	128,525
4.00%, 02/15/28 (Call 02/15/23)(a)	115	107,165
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	150	90,188
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	125	45,975
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	260	219,123
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	115	97,680
3.88%, 03/15/31 (Call 03/15/26)(b)	140	116,068
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	160	138,018
		3,489,721
Telecommunications — 6.6%
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	110	97,007
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	290	240,868
6.00%, 03/01/26 (Call 03/01/23)(a)(b)	360	345,168
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	175	137,456
8.25%, 03/01/27 (Call 03/01/23)(a)(b)	250	212,562
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/23)(a)	180	137,464
6.00%, 06/15/25 (Call 06/15/23)(a)	331	313,546
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	110	84,004
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	180	146,927
Embarq Corp., 8.00%, 06/01/36	345	166,256
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	720	653,386
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	180	155,902
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	210	156,223
3.75%, 07/15/29 (Call 01/15/24)(a)	220	161,020
3.88%, 11/15/29 (Call 08/15/29)(a)	205	166,081
4.25%, 07/01/28 (Call 07/01/23)(a)	300	237,669
4.63%, 09/15/27 (Call 09/15/23)(a)(b)	250	212,037
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	300	253,206
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	235	157,911
5.13%, 12/15/26 (Call 12/15/23)(a)(b)	180	153,934
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	125	87,094
Series P, 7.60%, 09/15/39(b)	120	81,068
Series U, 7.65%, 03/15/42	125	82,286
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)	110	114,961
Nokia OYJ
4.38%, 06/12/27	127	122,342
6.63%, 05/15/39	110	112,144
Telecom Italia Capital SA
6.00%, 09/30/34	245	196,637
Security	Par/ Shares (000)	Value

Telecommunications (continued)
6.38%, 11/15/33	$245	$207,321
7.20%, 07/18/36	250	212,957
7.72%, 06/04/38	250	215,672
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	200	194,632
U.S. Cellular Corp., 6.70%, 12/15/33(b)	130	120,887
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	110	95,932
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(d)	115	100,050
4.13%, 06/04/81 (Call 04/04/31)(d)	245	198,401
5.13%, 06/04/81 (Call 12/04/50)(d)	235	180,915
7.00%, 04/04/79 (Call 01/04/29)(d)	495	510,360
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/28 (Call 08/15/23)(a)	335	270,992
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/03/23)(a)	355	282,161
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	270	185,566
		7,761,005
Transportation — 0.1%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)	135	122,137

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(d)	125	122,201

Total Long-Term Investments — 98.2%
(Cost: $131,383,574)		116,291,230

Short-Term Securities

Money Market Funds — 21.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	24,895	24,909,672
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(f)(g)	265	265,000

Total Short-Term Securities — 21.3%
(Cost: $25,155,473)		25,174,672

Total Investments — 119.5%
(Cost: $156,539,047)		141,465,902

Liabilities in Excess of Other Assets — (19.5)%		(23,049,800)

Net Assets — 100.0%		$118,416,102

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,818,631	$—	$(2,930,864	)(a)	$2,218	$19,687	$24,909,672	24,895	$40,167	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,105,000	—	(1,840,000	)(a)	—	—	265,000	265	6,118		—
					$2,218	$19,687	$25,174,672		$46,285		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$116,291,230	$—	$116,291,230
Short-Term Securities
Money Market Funds	25,174,672	—	—	25,174,672
	$25,174,672	$116,291,230	$—	$141,465,902

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust